NOTES PAYABLE (Details) - Demand Notes payable [Member]	12 Months Ended
Mar. 31, 2017 USD ($)
Balance, March 31, 2016	$ 0
Acquisition of IMT (Note 3)	324,894
Accrued interest	5,706
Balance, March 31, 2017	$ 330,600